Fair Value Measurements - Significant Unobservable Inputs (Q3) (Details) - Fair value, recurring - Level 3 - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Contingent consideration liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability value, beginning balance	$ 660	$ 1,066	$ 0
Change in fair value / fair value adjustment to contingent consideration	(290)	406	(1,066)
Liability value, ending balance	370	660	$ 1,066
Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability value, beginning balance	1,172
Change in fair value / fair value adjustment to contingent consideration	256
Exercise of Series C warrants	(1,428)
Liability value, ending balance	$ 0	$ 1,172